Credit Facilities - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)	Jun. 30, 2019 AUD ($)	May 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term debt, bearing variable interest, amount	$ 554,902			$ 1,176,477
Weighted average interest rate on outstanding borrowings	2.18%			2.71%
Unused letter of credit outstanding due to workers' compensation and insurance reserve	$ 65,322			$ 63,504
Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 310,000	€ 250,000,000